GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018
Goodwill
Goodwill, Beginning Balance	$ 224,117	$ 212,644
Acquisitions	5,219	13,288
Foreign Exchange, Net	200	(1,815)
Goodwill, Ending Balance	229,536	224,117
North
Goodwill
Goodwill, Beginning Balance	55,054	51,127
Acquisitions	5,710	4,292
Foreign Exchange, Net	182	(365)
Goodwill, Ending Balance	60,946	55,054
South
Goodwill
Goodwill, Beginning Balance	55,734	46,738
Acquisitions		8,996
Acquisitions	(3,080)
Goodwill, Ending Balance	52,654	55,734
West
Goodwill
Goodwill, Beginning Balance	87,730	87,730
Acquisitions	2,589
Goodwill, Ending Balance	90,319	87,730
All Other
Goodwill
Goodwill, Beginning Balance	25,599	27,049
Foreign Exchange, Net	18	(1,450)
Goodwill, Ending Balance	$ 25,617	$ 25,599